Members Equity (Details) - shares	12 Months Ended	24 Months Ended
	Dec. 31, 2019	Dec. 31, 2021	Dec. 31, 2018
Class of Stock [Line Items]
Common Stock, Shares, Outstanding	108,572	92,659	114,286
Repurchased	(5,714)	(24,768)
Issued		8,855
Common Class A
Class of Stock [Line Items]
Common Stock, Shares, Outstanding	20,000	18,769	20,000
Repurchased		(1,231)
Common Class B
Class of Stock [Line Items]
Common Stock, Shares, Outstanding	88,572	73,890	94,286
Repurchased	(5,714)	(23,537)
Issued		8,855